Deferred Financing Costs (Remaining Amortization) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Finance Costs Future Amortization Expense [Abstract]
2013	$ 3,475
2014	3,475
2015	3,475
2016	3,475
2017	2,974
Thereafter	3,186
Net book value	$ 20,060	$ 19,983